Short-term Investment	3 Months Ended
Jan. 31, 2024
Short-term Investment [Abstract]
Short-term Investment
3.	Short-term Investment

Pursuant to the Share Exchange Agreement with Medigus Ltd (“Medigus”), on February 14, 2022, the Company received 27,778 ordinary shares of Medigus (the “Medigus Agreement”).

As of January 31, 2024, the Company holds 27,778 ordinary shares of Medigus (approximately 0.11%) with a total fair value of $86,668. The fair value of ordinary shares held was determined by reference to public price quotations in an active market. See Note 10.

	October 31, 2023	Additions	Unrealized gain	January 31, 2024

Medigus Ltd. – Shares	$86,112	$-	$556	$86,668

	October 31, 2022	Additions	Unrealized loss	October 31, 2023

Medigus Ltd. – Shares	$193,750	$-	$(107,638)	$86,112